Government Bonds, And Other Assets - Additional Information (Detail) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025 MXN ($) serie	Sep. 30, 2024 MXN ($)	Dec. 31, 2024 MXN ($) serie	Nov. 20, 2020 MXN ($)	Nov. 19, 2020 MXN ($)
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Long-term debt, net of current portion	$ 1,400,305,447		$ 1,553,553,738
Mexican Government
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Interest income	1,819,299	$ 4,328,054
Government Bonds
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Principal amount of debt	19,942,808		34,006,893		$ 128,786,611
Long-term debt, net of current portion	20,055,036		34,357,836		$ 95,597,610
Fair value of the transferred assets	21,344,007		35,279,002
Fair value of associated financial liabilities	20,135,747		33,941,600
Fair value of transferred financial assets and associated financial liabilities, Net	1,208,260		1,337,402
Interest	$ 112,228		$ 350,943
Government Bonds | Fifteen Series of Development Bonds
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Number of series of development bonds | serie	1
Financial assets at amortised cost	$ 21,419,618
Government Bonds | Seventeen Series of Development Bonds
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Number of series of development bonds | serie			5
Financial assets at amortised cost			$ 35,778,918
Government Bonds | Financing income
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Interest income	$ 1,444,470	$ 3,808,304
Government Bonds | Three Year Financing Arrangement
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Notional amount of debt issued				$ 95,597,610
Interest rate				8.56275%